Nature of Business and Summary of Significant Accounting Policies (Details - anti-dilutive shares) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	36,740,303	49,621,053
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,230,000	5,230,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	31,510,303	44,391,053
Dilutive Shares In The Money [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	0
Dilutive Shares In The Money [Member] | Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	0
Dilutive Shares In The Money [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	0
Antidilutive Shares Out Of The Money [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	36,740,303	49,621,053
Antidilutive Shares Out Of The Money [Member] | Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,230,000	5,230,000
Antidilutive Shares Out Of The Money [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	31,510,303	44,391,053